Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Ordinary Shares Subject to Possible Redemption [Member]
Numerator:
Allocation of net (loss) income	$ (202,896)	$ (383,423)	$ (358,408)	$ (532,555)
Denominator:
Basic weighted average shares outstanding	1,851,416	11,500,000	1,900,497	11,500,000
Basic net (loss) income per ordinary share	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)
Ordinary Shares Not Subject to Possible Redemption [Member]
Numerator:
Allocation of net (loss) income	$ (366,030)	$ (111,359)	$ (629,878)	$ (154,672)
Denominator:
Basic weighted average shares outstanding	3,340,000	3,340,000	3,340,000	3,340,000
Basic net (loss) income per ordinary share	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)